Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share

The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$21,324,423	$22,819,119	$26,220,721	$856,606
Effect of potentially dilutive ordinary shares:
From subsidiaries	(374,359)	(813,627)	(418,295)	(13,665)
From the investments in associates	(494,388)	(367,687)	-	-
From convertible bonds	(1,165,506)	93,781	-	-

Earnings used in the computation of diluted earnings per share	$19,290,170	$21,731,586	$25,802,426	$842,941

Weighted average number of ordinary shares outstanding (in thousand shares):

	For the Year Ended December 31
	2016		2017
	Before	After	Before	After
	Retrospectively	Retrospectively	Retrospectively	Retrospectively
	Adjusted	Adjusted	Adjusted	Adjusted	2018

Weighted average number of ordinary shares in the computation of basic earnings per share	7,662,870	3,831,435	8,160,887	4,080,443	4,245,247
Effect of potentially dilutive ordinary shares:
From convertible bonds	515,295	257,648	124,911	62,456	-
From employee share options	59,218	29,609	39,868	19,934	5,103
From employees’ compensation	46,746	23,373	43,574	21,787	779

Weighted average number of ordinary shares in computation of diluted earnings per share	8,284,129	4,142,065	8,369,240	4,184,620	4,251,129